STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total Shareholders' Equity of Optibase Ltd. [Member]	Non-controlling Interests [Member]	Total
Balance at Dec. 31, 2013	$ 988	$ 137,825	$ (688)	$ 1,839	$ (82,901)	$ 57,063	$ 21,861	$ 78,924
Stock-based compensation		97				97		97
Issuance of treasury shares upon vesting of shares		(24)	134		(110)
Dividend distribution							(2,066)	(2,066)
Other comprehensive loss				(3,060)		(3,060)	(2,265)	(5,325)
Net income (loss)					3,339	3,339	2,106	5,445
Balance at Dec. 31, 2014	988	137,898	(554)	(1,221)	(79,672)	57,439	19,636	77,075
Stock-based compensation		98				98		98
Issuance of treasury shares upon vesting of shares		(35)	200		(165)
Dividend distribution							(2,029)	(2,029)
Other comprehensive loss				(685)		(685)	(46)	(731)
Net income (loss)					(1,068)	(1,068)	2,239	1,171
Balance at Dec. 31, 2015	988	137,961	(354)	(1,906)	(80,905)	55,784	19,800	75,584
Stock-based compensation		60				60		60
Issuance of shares upon exercise of stock options	5	186				191		191
Issuance of treasury shares upon vesting of shares		(52)	267		(215)
Dividend distribution							(2,209)	(2,209)
Other comprehensive loss				(1,096)		(1,096)	(522)	(1,618)
Net income (loss)					195	195	1,925	2,120
Balance at Dec. 31, 2016	$ 993	$ 138,155	$ (87)	$ (3,002)	$ (80,925)	$ 55,134	$ 18,994	$ 74,128